UNITED STATES
                         SECURITIES AND EXCHANGE               OMB APPROVAL
                                COMMISSION              OMB Number: 3235-0582
                          Washington, D.C. 20549        Expires: March 31, 2006
                                                        Estimated average burden
                                                        hours per response..14.4


                                    FORM N-PX
          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY


   Investment Company Act file number 811-6259
                                      --------

                               Stratus Fund, Inc.
                -------------------------------------------------
               (Exact name of registrant as specified in charter)

     P.O. Box 82535 Lincoln, NE                                    68501-2535
---------------------------------------                          -------------
(Address of principal executive offices)                           (Zip code)



                                   Jon Gross
                               Stratus Fund, Inc.
                                 P.O. Box 82535
                             Lincoln, NE 68501-2535
                     ---------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  402-323-1846


Date of fiscal year end:     6/30/04


Date of reporting period:    6/30/04

Item 1.  Proxy Voting Record


                                             Account Number 00000000000000007983
                                                 Date 07-01-2003 - 06-30-2004

                                                      Stratus Growth Fund



Meeting     Company\                                                       Security[Symbol] Mgmt      Vote      Record      Shares
Date        Ballot Issues                                                                   Rec       Cast       Date        Voted
----------------------------------------------------------------------------------------------------------------------------------
02-10-2004  CUBIC CORPORATION                                              229669106[CUB]                       12-29-2003   16000
            1                    Election of Directors                                       For       For
            2                    Confirm Ernst & Young LLP
                                 as independent public
                                 accountants of the Corporation
                                 for Fiscal Year 2004.                                       For       For

03-02-2004  QUALCOMM INCORPORATED                                          747525103[QCOM]                       01-02-2004  15000
            1                    Election of Directors                                       For       For
            2                    To approve an amendment to the
                                 Company's 2001 Stock Option Plan
                                 to increase the aggregate number
                                 of shares of common stock authorized
                                 for issuance under such plan.                               For       For
            3                    To ratify the selection of
                                 PricewaterhouseCoopers LLP as the
                                 Company's independent accountants
                                 for the Company's fiscal year ending
                                 September 26, 2004.                                         For       For
            4                    Bernard Lubran - To eliminate the
                                 classified board.                                           Against   Against
03-05-2004  AMERISOURCEBERGEN CORPORATION                                  03073E105[ABC]                        01-12-2004   7000
            1                    Election of Directors                                       For       For
03-09-2004  ANALOG DEVICES, INC.                                           032654105[ADI]                        01-16-2004   7000
            1                    Election of Directors                                       For       For
            2                    To approve an amendment to the
                                 Company's Restated Articles of
                                 Organization to increase the number
                                 of authorized shares of Common stock
                                 from 600,000,000 shares to
                                 1,200,000,000 shares                                        For       For
            3                    To ratify the selection of
                                 Ernest & Young LLP as the Company's
                                 independent auditors for the fiscal
                                 year ending October 30, 2004.                               For       For
03-22-2004  CLARCOR INC.                                                   179895107[CLC]                        02-05-2004  10000
            1                    Election of Directors                                       For       For
            2                    Proposal to adopt Employee Stock
                                 Purchase Plan.                                              For       For
03-25-2004  NOKIA CORPORATION ADR                                          654902204[NOK]                        01-30-2004  35000
            1                    Approval of the Income Statements and
                                 the Balance Sheets.                                         For       For
            2                    Approval of a dividend of EUR 0.30
                                 per share.                                                  For       For
            3                    Approval of the discharge of the Chairman,
                                 the members of the Board of Directors
                                 and the President from liability.                           For       For
            4                    Election of Directors                                       For       For
            5                    Approval of the appointment of the
                                 auditor. Only valid voting options
                                 are either FOR or ABSTAIN.                                  For       For
            6                    Approval of the proposal of the Board
                                 to reduce the share capital through
                                 cancellation of Nokia shares held by
                                 the Company.                                                For       For
            7                    Approval of the authorization to the
                                 Board to increase the share capital
                                 of the Company.                                             For       For
            8                    Approval of the authorization to the
                                 Board to repurchase Nokia shares.                           For       For
            9                    Approval of the authorization to the
                                 Board to dispose Nokia shares held by
                                 the Company.                                                For       For
            10                   Approval of the proposal of the Board
                                 to increase the capital of the
                                 Foundation of Nokia Corporation.                            For       For
            11                   Mark the "FOR" box if you wish to
                                 instruct the Depositary to give a proxy
                                 to any one of Marianna Uotinen-Tarkoma,
                                 Esa Kaunistola, both legal counsels
                                 of Nokia Corporation, to authorize
                                 any of them (with full power of
                                 substitution) to vote, in their
                                 discretion, on your behalf only upon
                                 item 7 of the Annual Meeting and any
                                 adjournments or postponement thereof.                       For       For
03-25-2004  TYCO INTERNATIONAL LTD.                                        902124106[TYC]                        01-14-2004  29000
            1                    Election of Directors                                       For       For
            2                    Appointment of Deloitte & Touche LLP
                                 as Tyco's independent auditors and
                                 authorization for the Audit Committee
                                 of the Board of Directors to set the
                                 auditors' remuneration.                                     For       For
            3                    Adoption of the Amended and Restated
                                 Bye-laws.                                                   For       For
            4                    Approval of the Tyco 2004 Stock and
                                 Incentive Plan.                                             For       For
            5                    Shareholder proposal regarding
                                 environmental reporting.                                    For       For
            6                    Shareholder proposal to change Tyco's
                                 jurisdiction of incorporation from
                                 Bermuda to a U.S. state.                                    Against   Against
            7                    Shareholder proposal on "common sense"
                                 executive compensation.                                     Against   Against
04-06-2004  FISERV, INC.                                                   337738108[FISV]                       02-13-2004  10000
            1                    Election of Directors                                       For       For
            2                    To ratify the selection of Deloitte &
                                 Touche LLP as independent auditors of
                                 the Company for 2004:                                       For       For
            3                    To approve the Company's Stock Option
                                 and Restricted Stock Plan, as amended
                                 and restated to permit grants of
                                 restricted stock:                                           For       For
04-14-2004  CATERPILLAR INC.                                               149123101[CAT]                        02-17-2004  12000
            1                    Election of Directors                                       For       For
            2                    Amend Option Plan                                           For       For
            3                    Ratify Auditors                                             For       For
            4                    Stockholder Proposal - Rights Plan                          Against   Against
            5                    Stockholder Proposal - Sale of
                                 Equipment to Israel                                         Against   Against
            6                    Stockholder Proposal - HIV/AIDS                             Against   Against
04-15-2004  TEXAS INSTRUMENTS INCORPORATED                                 882508104[TXN]                        02-17-2004  16000
            1                    Election of Directors                                       For       For
            2                    Board proposal to ratify the appointment
                                 of Ernst & Young LLP as the Company's
                                 independent auditors for 2004.                               For      For
            3                    Stockholder proposal regarding
                                 expensing of stock options.                                 Against   Against
04-16-2004  GENENTECH, INC.                                                368710406[DNA]                        02-17-2004   6000
            1                    To approve an amendment to the bylaws
                                 with respect to the number of
                                 authorized directors.                                       For       For
            2                    Election of Directors                                       For       For
            3                    If Proposal 1 is not approved: To
                                 elect the following Roche director nominee
                                 to hold office until 2005 Annual Meeting
                                 of Stockholders: William M. Burns**                         For       For
            4                    If Proposal 1 is not approved: To
                                 elect the following Roche director
                                 nominee to hold office until 2005
                                 Annual Meeting of Stockholders:
                                 Erich Hunziker**                                            For       For
            5                    If Proposal 1 is not approved: To
                                 elect the following Roche director
                                 nominee to hold office until 2005
                                 Annual Meeting of Stockholders:
                                 Jonathan K.C. Knowles**                                     For       Against
            6                    To approve an amendment to the Company's
                                 Amended and Restated Certificate of
                                 Incorporation to increase the
                                 authorized shares of common stock.                          For       For
            7                    To approve the 2004 Equity Incentive
                                 Plan.                                                       For       For
            8                    To ratify Ernst & Young LLP as our
                                 independent auditors for 2004.                              For       For
04-16-2004  JUNIPER NETWORKS, INC.                                         48203R104[JNPR]                       03-16-2004  15000
            1                    To approve the issuance of 1.404 shares
                                 of Juniper Networks common stock for
                                 each outstanding share of NetScreen common
                                 stock and each outstanding stock option
                                 to purchase NetScreen common stock as of
                                 the effective date of the merger in
                                 connection with and pursuant to the terms
                                 of the Agreement and Plan of
                                 Reorganization,  dated as of
                                 February 9, 2004, among  Juniper
                                 Networks, Inc., Nerus Acquistion
                                 Corp. and NetScreen Technologies, Inc.                      For       For
04-16-2004  UNION PACIFIC CORPORATION                                      907818108[UNP]                        02-06-2004   7000
            1                    Election of Directors                                       For       For
            2                    Adopt the Union Pacific Corporation
                                 2004 Stock Incentive Plan.                                  For       For
            3                    Ratify appointment of Deloitte &
                                 Touche as independent auditors.                             For       For
            4                    Shareholder proposal regarding senior
                                 executive equity plans.                                     Against   Against
            5                    Shareholder proposal regarding political
                                 contributions.                                              Against   Against
04-20-2004  CITIGROUP INC.                                                 172967101[C]                          02-27-2004  30000
            1                    Election of Directors                                       For       For
            2                    Proposal to ratify the selection of
                                 KPMG LLP as Citigroup's independent
                                 auditors for 2004.                                          For       For
            3                    Stockholder proposal requesting a curb
                                 on executive compensation, no future
                                 stock option grants and no renewals
                                 or extensions of option plans.                              Against   Against
            4                    Stockholder proposal requesting a
                                 report on political contributions.                          Against   Against
            5                    Stockholder proposal requesting a
                                 discontinuation of all rights, options,
                                 SAR's and possible severance payments
                                 to the top 5 of management.                                 Against   Against
            6                    Stockholder proposal requesting that
                                 the Chairman of the Board have no
                                 management duties, titles or
                                 responsibilities.                                           Against   Against
04-20-2004  DOVER CORPORATION                                              260003108[DOV]                        02-27-2004  16000
            1                    Election of Directors                                       For       For
            2                    To consider and approve the 2005
                                 Equity and Cash Incentive Plan.                             For       For
            3                    To transact such other business as
                                 may properly come before the meeting.                       For       For

04-20-2004  STRYKER CORPORATION                                            863667101[SYK]                        02-27-2004  11000
            1                    Election of Directors                                       For       For
            2                    Approval of the amendment to increase
                                 the authorized common stock to one
                                 billion shares                                              For       For

04-20-2004  U.S. BANCORP/MN                                                902973304[USB]                        02-26-2004  35000
            1                    Election of Directors                                       For       For
            2                    Ratify selection of Ernst & Young LLP
                                 as independent auditors for the 2004
                                 fiscal year.                                                For       For
            3                    Shareholder Proposal: Compensation
                                 system for senior executives.                               Against   Against
            4                    Shareholder Proposal: Supplemental
                                 executive retirement benefits.                              Against   Against
            5                    Shareholder Proposal: Simple majority
                                 voting.                                                     Against   Against
04-22-2004  DIEBOLD, INCORPORATED                                          253651103[DBD]                        02-27-2004   8000
            1                    Election of Directors                                       For       For
            2                    To Ratify the Appointment of KPMG LLP
                                 as Independent Auditors for the year 2004.                  For       For
04-22-2004  PFIZER INC.                                                    717081103[PFE]                        02-27-2004  12000
            1                    Election of Directors                                       For       For
            2                    A proposal to approve the appointment
                                 of KPMG LLP as independent auditor
                                 for 2004.                                                   For       For
            3                    A proposal to approve the Pfizer Inc.
                                 2004 Stock Plan.                                            For       For
            4                    Shareholder Proposal Requesting Review
                                 of the Economic Effects of the HIV/AIDS,
                                 TB and Malaria Pandemics on the Company's
                                 Business Strategy.                                          Against   Against
            5                    Shareholder Proposal Relating to
                                 Political Contributions.                                    Against   Against
            6                    Shareholder Proposal Relating to an
                                 Annual Report on Corporate Resources
                                 Devoted to Supporting Political Entities
                                 or Candidates.                                              Against   Against
            7                    Shareholder Proposal Seeking to Impose
                                 Term Limits on Directors.                                   Against   Against
            8                    Shareholder Proposal Requesting a Report
                                 on Increasing Access to Pfizer Products.                    Against   Against
            9                    Shareholder Proposal on Stock Options.                      Against   Against
            10                   Shareholder Proposal on In Vitro Testing.                   Against   Against
04-23-2004  MERRILL LYNCH & CO., INC.                                      590188108[MER]                        02-24-2004  18000
            1                    Election of Directors                                       For       For
            2                    Ratify the appointment of Deloitte &
                                 Touche LLP as independent auditor                           For       For
            3                    Institute cumulative voting                                 Against   Against
            4                    Independent Chairman separate from
                                 Chief Executive Officer                                     Against   Against
04-24-2004  HARLEY-DAVIDSON, INC.                                          412822108[HDI]                        03-10-2004   8000
            1                    Election of Directors                                       For       For
            2                    Approval of the amended Corporate
                                 Short Term Incentive Plan.                                  For       For
            3                    Approval of the 2004 Incentive Stock Plan.                  For       For
            4                    Ratification of Ernst & Young LLP as
                                 auditors                                                    For       For
04-26-2004  HONEYWELL INTERNATIONAL INC.                                   438516106[HON]                        02-27-2004  10000
            1                    Election of Directors                                       For       For
            2                    Appointment of Independent Accountants                      For       For
            3                    Annual Election of Directors                                Against   Against
            4                    Shareowner Voting Provisions                                Against   Against
            5                    Shareowner Input - Golden Parachutes                        Against   Against
            6                    Resolution on Pay Disparity                                 Against   Against
            7                    Cumulative Voting                                           Against   Against
04-27-2004  BLACK & DECKER CORPORATION (THE)                               091797100[BDK]                        02-17-2004  35000
            1                    Election of Directors                                       For       For
            2                    Ratification of Ernst & Young LLP as
                                 the Independent Auditor.                                    For       For
            3                    Approval of The Black & Decker
                                 Corporation 2004 Restricted Stock Plan.                     For       For
            4                    Stockholder Proposal.                                       Against        Agai
04-28-2004  GENERAL ELECTRIC COMPANY                                       369604103[GE]                         03-01-2004  30000
            1                    Election of Directors                                       For            For
            2                    Independent Auditor                                         For            For
            3                    Revenue Measurement Added to Executive
                                 Officer Performance Goals                                   For       For
            4                    Cumulative Voting                                           Against   Against
            5                    Animal Testing                                              Against   Against
            6                    Nuclear Risk                                                Against   Against
            7                    Report on PCB Cleanup Costs                                 Against   Against
            8                    Offshore Sourcing                                           Against   Against
            9                    Sustainability Index                                        Against   Against
            10                   Compensation Committee Independence                         Against   Against
            11                   Pay Disparity                                               Against   Against
            12                   End Stock Options and Bonuses                               Against   Against
            13                   Limit Outside Directorships                                 Against   Against
            14                   Independent Board Chairman                                  Against   Against
            15                   Explore Sale of Company                                     Against   Against
            16                   Holding Stock from Stock Options                            Against   Against
            17                   Board Independence                                          Against   Against
            18                   Political Contributions                                     Against   Against
04-28-2004  VERIZON COMMUNICATIONS INC.                                    92343V104[VZ]                         03-01-2004  25000
            1                    Election of Directors                                       For       For
            2                    Ratification of Independent Auditor                         For       For
            3                    Cumulative Voting                                           Against   Against
            4                    Board Composition                                           Against   Against
            5                    Separate Chairman and CEO                                   Against   Against
            6                    Future Poison Pill                                          Against   Against
            7                    Supplemental Executive Retirement Plans                     Against   Against
            8                    Options or Stock Grants Based on
                                 Tracking Stock                                              Against   Against
            9                    Diversity Report on Option Grants to
                                 Employees                                                   Against   Against
            10                   Report on Political Contributions                           Against   Against
            11                   Collection of Universal Service and
                                 Number Portability Fees                                     Against   Against
04-30-2004  ALCOA INC.                                                     013817101[AA]                         02-02-2004  35000
            1                    Election of Directors                                       For       For
            2                    Proposal to Approve the 2004 Alcoa
                                 Stock Incentive Plan                                        For       For
            3                    Shareholder Proposal Relating to Pay
                                 Disparity                                                   Against   Against
            4                    Shareholder Proposal Relating to Change
                                 in Control Severance Plan                                   Against   Against
04-30-2004  OCCIDENTAL PETROLEUM CORPORATION                               674599105[OXY]                        03-03-2004  29000
            1                    Election of Directors                                       For       For
            2                    The ratification of the selection of
                                 KPMG as independent auditors.                               For       For
            3                    Approval of amendment to the Restricted
                                 Stock Plan for Non-employee Directors.                      For       For
            4                    Discontinuance of options, rights and
                                 severance payments                                          Against   Against
05-01-2004  BERKSHIRE HATHAWAY INC.                                        084670108[BRK]                        03-03-2004     20
            1                    Election of Directors                                       For       For
            2                    Shareholder Proposal: To approve the
                                 stockholder proposal with respect to
                                 political contributions.                                    Against   Against
05-03-2004  MBNA CORPORATION                                               55262L100[KRB]                        02-13-2004  39000
            1                    Election of Directors                                       For       For
            2                    Ratification of Appointment of
                                 Independent Auditors                                        For       For
            3                    Stockholder Proposal (Item 3 in Proxy
                                 Statement)                                                  Against   Against
            4                    Stockholder Proposal (Item 4 in Proxy
                                 Statement)                                                  Against   Against
05-04-2004  DANAHER CORPORATION                                            235851102[DHR]                        03-10-2004   8000
            1                    Election of Directors                                       For       For
            2                    To ratify the selection of Ernst &
                                 Young LLP as the Company's independent
                                 auditor for the year ending
                                 December 31, 2004.                                          For       For
            3                    To approve the Amended and Restated
                                 Danaher Corporation 1998 Stock Option
                                 Plan.                                                       For       For
            4                    To act upon a shareholder proposal
                                 regarding inclusion of language on
                                 Board diversity in the charter of the
                                 Nominating and Governance Committee.                        Against   Against
05-04-2004  QUEST DIAGNOSTICS INCORPORATED                                 74834L100[DGX]                        03-08-2004  16000
            1                    Election of Directors                                       For       For
            2                    Proposal to ratify the appointment of
                                 PricewaterhouseCoopers LLP as independent
                                 auditors for the fiscal year ending
                                 December 31, 2004.                                          For       For
05-04-2004  WATERS CORPORATION                                             941848103[WAT]                        03-15-2004  15000
            1                    Election of Directors                                       For       For
            2                    To ratify the selection of
                                 PricewaterhouseCoopers as independent
                                 auditors for the fiscal year ending
                                 December 31, 2004.                                          For       For
05-05-2004  EMC CORPORATION/MA                                             268648102[EMC]                        03-08-2004  37000
            1                    Election of Directors                                       For       For
            2                    To approve an amendment to EMC's 2003
                                 Stock Plan to increase by 50,000,000
                                 the number of shares available for
                                 grant under such plan, and allow
                                 awards of restricted stock and restricted
                                 stock units to be granted to non-employee
                                 Directors, as described in EMC's Proxy
                                 Statement.                                                  For       For
            3                    To approve an amendment to EMC's 1989
                                 Employee Stock Purchase Plan to increase
                                 by 25,000,000 the number of shares
                                 available for grant under such plan,
                                 as describe  EMC's Proxy Statement.                         For       For
            4                    To ratify the selection by the Audit
                                 Committee of the Board of Directors
                                 of PricewaterhouseCoopers LLP as EMC's
                                 independent auditors for the fiscal
                                 year ending December 31, 2004.                              For       For
            5                    To act upon a stockholder proposal
                                 relating to executive compensation, as
                                 described in EMC's Proxy Statement.                         Against   Against
05-05-2004  EXPEDITORS INTERNATIONAL OF WASHINGTON, INC.                   302130109[EXPD]                       03-10-2004   5000
            1                    Election of Directors                                       For       For
05-05-2004  LEGGETT & PLATT, INC.                                          524660107[LEG]                        03-15-2004   7000
            1                    Election of Directors                                       For       For
            2                    The ratification of the Board's
                                 appointment of PricewaterhouseCoopers
                                 LLP as the Company's independent auditors
                                 for the year ending December 31, 2004.                      For       For
            3                    The approval of an amendment to the
                                 1989 Discount Stock Plan to authorize
                                 an additional 4 million shares.                             For       For
            4                    The approval of the 2004 Key Officers
                                 Incentive Plan.                                             For       For
05-05-2004  PEPSICO, INC.                                                  713448108[PEP]                        03-12-2004  15000
            1                    Election of Directors                                       For       For
            2                    Approval of Auditors                                        For       For
            3                    Approval of 2004 Executive Incentive
                                 Compensation Plan                                           For       For
            4                    Shareholder Proposal
                                 (Proxy Statement p.22)                                      Against   Against
            5                    Shareholder Proposal
                                 (Proxy Statement p.23)                                      Against   Against
05-06-2004  APACHE CORPORATION                                             037411105[APA]                        03-17-2004  19000
            1                    Election of Directors                                       For       For
            2                    To approve stockholder proposal
                                 relating to climate change.                                 Against   Against
05-06-2004  AVON PRODUCTS, INC.                                            054303102[AVP]                        03-15-2004  14000
            1                    Election of Directors                                       For       For
            2                    Ratification of the Appointment of
                                 Independent Accountants                                     For       For
            3                    Approval of Amendment to Restated
                                 Certificate of Incorporation to Increase
                                 Authorized Shares of Common Stock                           For       For
            4                    Resolution Regarding Elimination of
                                 Classified Board                                            Against   Against
            5                    Resolution Regarding Report on Removal
                                 of Parabens                                                 Against   Against
            6                    Resolution Regarding Report on Removal
                                 of Dibutyl Phthalate                                        Against   Against
05-07-2004  ILLINOIS TOOL WORKS INC.                                       452308109[ITW]                        03-09-2004  11000
            1                    Election of Directors                                       For       For
            2                    Ratification of the appointment of
                                 Deloitte & Touche LLP.                                      For       For
05-10-2004  DENTSPLY INTERNATIONAL INC.                                    249030107[XRAY]                       03-25-2004  30000
            1                    Election of Directors                                       For       For
            2                    Proposal to ratify the appointment of
                                 PricewaterhouseCoopers LLP, independent
                                 accountants, to audit the books and
                                 accounts of the Company for the year
                                 ending December 31, 2004.                                   For       For
05-11-2004  3M COMPANY                                                     88579Y101[MMM]                        03-12-2004  20000
            1                    Election of Directors                                       For       For
            2                    Ratification of independent auditors                        For       For
            3                    Approval of an amendment to the
                                 Certificate of Incorporation to increase
                                 the authorized common stock                                  For      For
            4                    Stockholder proposal relating to
                                 separation of the roles of CEO and
                                 Chairman of the Board                                       Against   Against
05-12-2004  CVS CORPORATION                                                126650100[CVS]                        03-15-2004  25000
            1                    Election of Directors                                       For       For
            2                    Proposal to approve an amendment to
                                 the Company's 1997 Incentive
                                 Compensation Plan.                                          For       For
            3                    Proposal to ratify the appointment of
                                 KPMG LLP as CVS' independent auditors
                                 for the fiscal year ending January 1, 2005.                 For       For
            4                    Stockholder proposal regarding
                                 executive compensation.                                     Against   Against
05-12-2004  UNITEDHEALTH GROUP INCORPORATED                                91324P102[UNH]                        03-05-2004  20000
            1                    Election of Directors                                       For       For
            2                    Ratification of Deloitte & Touche LLP
                                 as independent auditors for the fiscal
                                 year ending December 31, 2004.                              For       For
            3                    Shareholder proposal regarding expensing
                                 of stock options.                                           Against   Against
            4                    Shareholder proposal regarding replacement
                                 of stock options with restricted shares.                    Against   Against
05-13-2004  APPLEBEES INTERNATIONAL, INC.                                  037899101[APPB]                       03-15-2004  17000
            1                    Election of Directors                                       For       For
            2                    To approve the Applebee's International,
                                 Inc. Amended and Restated 1995 Equity
                                 Incentive Plan.                                             For       For
            3                    To approve the Executive Nonqualified
                                 Stock Purchase Plan.                                        For       For
            4                    To ratify the selection of Deloitte &
                                 Touche LLP as independent auditors for
                                 the Company for the 2004 fiscal year.                       For       For
            5                    To act on a shareholder proposal to
                                 require us to issue a report relating
                                 to genetically engineered food.                             Against   Against
            6                    To transact such other business as
                                 may properly come before the meeting
                                 or any adjournment or postponement
                                 thereof.                                                    For       For
05-13-2004  DOW CHEMICAL COMPANY (THE)                                     260543103[DOW]                        03-15-2004  11000
            1                    Election of Directors                                       For       For
            2                    Ratification of the appointment of
                                 Deloitte & Touche LLP as Dow's
                                 independent auditors for 2004.                              For       For
            3                    Amendment of the Restated Certificate
                                 of Incorporation for the annual election
                                 of Directors.                                               For       For
            4                    Shareholder proposal on Bhopal.                             Against   Against
05-13-2004  SLM CORPORATION                                                78442P106[SLM]                        03-15-2004  17000
            1                    Election of Directors                                       For       For
            2                    Adopt the SLM Corporation Incentive Plan.                   For       For
            3                    Ratify the Appointment of
                                 PricewaterhouseCoopers LLP as the
                                 Corporation's independent auditors.                         For       For
05-18-2004  QUESTAR CORPORATION                                            748356102[STR]                        03-22-2004  30000
            1                    Election of Directors                                       For       For
            2                    To approve the Long-term Cash Incentive
                                 Plan.                                                       For       For
05-19-2004  AMERICAN INTERNATIONAL GROUP, INC.                             026874107[AIG]                        03-26-2004  20000
            1                    Election of Directors                                       For       For
            2                    Adopt Chief Executive Officer Annual
                                 Compensation Plan                                           For       For
            3                    Adopt a Director Stock Plan                                 For       For
            4                    Ratification of Independent Accountants                     For       For
            5                    Shareholder Proposal I Described in
                                 the Proxy Statement                                         Against   Against
            6                    Shareholder Proposal II Described in
                                 the Proxy Statement                                         Against   Against
            7                    Shareholder Proposal III Described in
                                 the Proxy Statement                                         Against   Against
05-19-2004  FIRST DATA CORPORATION                                         319963104[FDC]                        03-22-2004  15000
            1                    Election of Directors                                       For       For
            2                    The ratification of the selection of
                                 Ernst & Young LLP as independent
                                 auditors of the Company for 2004.                           For       For
05-19-2004  INTEL CORPORATION                                              458140100[INTC]                       03-22-2004  20000
            1                    Election of Directors                                       For       For
            2                    Ratification of Selection of
                                 Independent Auditors                                        For       For
            3                    Approval of the 2004 Equity Incentive
                                 Plan                                                        For       For
            4                    Stockholder Proposal Requesting the
                                 Expensing of Stock Options                                  Against   Against
            5                    Stockholder Proposal Requesting the
                                 Use of Performance-Vesting Stock                            Against   Against
            6                    Stockholder Proposal Requesting the
                                 Use of Performance-Based Stock Options                      Against   Against
05-19-2004  JUNIPER NETWORKS, INC.                                         48203R104[JNPR]                       03-22-2004  15000
            1                    Election of Directors                                       For       For
            2                    Ratification of Ernst & Young LLP as
                                 independent auditors                                        For       For
05-19-2004  SOUTHWEST AIRLINES CO.                                          844741108[LUV]                       04-12-2004  32000
            1                    Election of Directors                                       For       For
            2                    Ratification of Selection of Auditor
                                 (Item 2) on page 19 of the Proxy
                                 Statement.                                                  For       For
05-20-2004  MARSH & MCLENNAN COMPANIES, INC.                               571748102[MMC]                        03-22-2004  10000
            1                    Election of Directors                                       For       For
            2                    Ratification of Deloitte & Touche LLP
                                 as independent auditors for 2004.                           For       For
05-20-2004  TEVA PHARMACEUTICAL INDUSTRIES LTD.                            881624209[TEVIY]                      04-15-2004  10000
            1                    To receive and discuss the Company's
                                 consolidated balance sheet as of
                                 December 31, 2003 and the consolidated
                                 statements of income for the year then
                                 ended.                                                       For      For
            2                    To approve the board of directors'
                                 recommendation that the cash dividend
                                 for the year ended December 31, 2003,
                                 which was paid in four installments and
                                 aggregated NIS 1.44
                                 (approximately US$0.322)
                                 per ordinary share, be declared final.                      For       For
            3                    To elect the following director to
                                 serve for a three-year term: a. Abraham E.
                                 Cohen                                                       For       For
            4                    To elect the following director to
                                 serve for a three-year term: b. Leslie Dan                  For       For
            5                    To elect the following director to
                                 serve for a three-year term: c. Prof. Meir
                                 Heth                                                        For       For
            6                    To elect the following director to
                                 serve for a three-year term: d. Prof.
                                 Moshe Many                                                  For       For
            7                    To elect the following director to
                                 serve for a three-year term: e. Dov Shafir                  For       For
            8                    To approve the purchase of director's and
                                 officer's liability insurance for the
                                 directors and officers of the Company
                                 and its subsidiaries, with coverage
                                 of up to $250 million for  period
                                 from June 1, 2004 through May 31, 2005.                     For       For
            9                    To appoint Kesselman & Kesselman, a
                                 member of PricewaterhouseCoopers
                                 International Ltd., as the Company's
                                 independent auditors for the year ending
                                 December 31, 2004 and to authorize the
                                 audit committee to determine their
                                 compensation and the board of directors
                                 to ratify such determination.                               For       For
05-21-2004  YAHOO! INC.                                                    984332106[YHOO]                       03-25-2004  11000
            1                    Election of Directors                                       For       For
            2                    Amendment of the Amended and Restated
                                 1996 Employee Stock Purchase Plan.                          For       For
            3                    Ratification of appointment of
                                 Independent Auditors.                                       For       For
            4                    Stockholder proposal regarding the
                                 expensing of options.                                       Against   Against
05-26-2004  EXXON MOBIL CORPORATION                                        30231G102[XOM]                        04-05-2004  30000
            1                    Election of Directors                                       For       For
            2                    Ratification of independent auditors
                                 (page 27).                                                  For       For
            3                    Approval of 2004 Non-Employee Director
                                 Restricted Stock Plan (page 28).                            For       For
            4                    Political contributions (page 30).                          Against   Against
            5                    Political contributions report (page 32).                   Against   Against
            6                    Media response on Equatorial Guinea
                                 (page 34).                                                  Against   Against
            7                    Board Chairman and CEO (page 37).                           Against   Against
            8                    Executive compensation (page 39).                           Against   Against
            9                    Equity compensation report (page 40).                       Against   Against
            10                   Amendment of EEO policy (page 42).                          Against   Against
            11                   Climate science report (page 44).                           Against   Against
05-27-2004  NEXTEL COMMUNICATIONS, INC.                                    65332V103[NXTL]                       04-02-2004  25000
            1                    Election of Directors                                       For       For
            2                    Ratification of the appointment of
                                 Deloitte & Touche LLP as the Company's
                                 independent auditors for 2004.                              For       For
            3                    Approval of the Nextel Communications,
                                 Inc. Amended and Restated Associate
                                 Stock Purchase Plan.                                        For       For
05-28-2004  LOWES COMPANIES, INC.                                          548661107[LOW]                        04-01-2004  14000
            1                    Election of Directors                                       For       For
            2                    Ratification of Appointment of Deloitte
                                 & Touche LLP as the Company's Independent
                                 Auditors for the 2004 Fiscal Year.                          For       For
06-24-2004  BEST BUY CO., INC.                                             086516101[BBY]                        04-26-2004  22000
            1                    Election of Directors                                       or        For
            2                    Proposal to ratify the appointment of
                                 Ernst & Young LLP as the Company's
                                 independent auditor for the current
                                 fiscal year.                                                For       For
            3                    Proposal to approve the Company's 2004
                                 Omnibus Stock and Incentive Plan.                           For       For
07-17-2003  DELL COMPUTER CORPORATION                                      247025109[DELL]                       05-23-2003  27000
            1                    Election of Directors                                       For       For
            2                    Elimination of Classified Board                             For       For
            3                    Change of Company Name to Dell Inc.                         For       For
            4                    Approval of Executive Annual Incentive
                                 Bonus Plan                                                  For       For
07-23-2003  TENET HEALTHCARE CORPORATION                                   88033G100[THC]                        06-10-2003  35000
            1                    Election of Directors                                       For       For
            2                    Proposal to approve the Amended and
                                 Restated Articles of Incorporation to
                                 provide for the annual election of
                                 directors.                                                  For       For
            3                    Proposal to ratify the selection of
                                 KPMG LLP as independent auditors for
                                 the fiscal year ending December 31, 2003.                   For       For
            4                    Shareholder proposal regarding
                                 independence of the Board of Directors.                     Against   Against
08-07-2003  XILINX, INC.                                                   983919101[XLNX]                       06-09-2003  21000
            1                    Election of Directors                                       For       For
            2                    Proposal to ratify the appointment of
                                 Ernst & Young LLP as independent
                                 auditors of Xilinx for the fiscal year
                                 ending April 3, 2004.                                       For       For
08-11-2003  FOREST LABORATORIES, INC.                                      345838106[FRX]                        06-20-2003   4000
            1                    Election of Directors                                       For       For
            2                    Ratification of Amendment of the
                                 Companys Certificate of Incorporation
                                 to authorize additional shares of the
                                 Companys Common Stock.                                      For       For
            3                    Ratification of BDO Seidman, LLP as
                                 Independent Auditors.                                       For       For
08-26-2003  QLOGIC CORPORATION                                             747277101[QLGC]                       07-01-2003  12000
            1                    Election of Directors                                       For       For
            2                    Amendment to the Qlogic Corporation
                                 Stock Awards Plan to extend the
                                 expiration date of the Awards Plan to
                                 July 31, 2006.                                              For       For
            3                    Ratification of appointment of KPMG
                                 LLP as independent auditors.                                For       For
09-10-2003  BLOCK (H&R), INC.                                              093671105[HRB]                        07-08-2003   5000
            1                    Election of Directors                                       For       For
            2                    The approval of an amendment to the
                                 2003 Long-Term Executive Compensation
                                 Plan to (i) remove the aggregate 5%
                                 limit on the total number of shares
                                 of common stock issuable under the plan
                                 which may be issued in connection with
                                 awards that constitute shares of common
                                 stock, restricted shares, performance
                                 shares and performance units and (ii)
                                 reduce the aggregate number of shares
                                 of common stock issuable under the Plan
                                 from 9,000,000 to 5,000,000.                                For       For
            3                    Ratification of the appointment of KPMG
                                 LLP as the Companys independent accountants
                                 for the year ending April 30, 2004.                         For       For
09-30-2003  FLEXTRONICS INTERNATIONAL LTD.                                 Y2573F102[FLEX]                       08-08-2003  40000
            1                    Re-election of Richard L. Sharp as a
                                 Director of the Company.                                    For       For
            2                    Re-election of James A. Davidson as a
                                 Director of the Company.                                    For       For
            3                    Re-election of Lip-Bu Tan as a Director
                                 of the Company.                                             For       For
            4                    Re-appointment of Patrick Foley as a
                                 Director of the Company.                                    For       For
            5                    To appoint Deloitte & Touche LLP as
                                 independent auditors of the Company
                                 for the fiscal year ending March 31, 2004.                  For       For
            6                    To approve an amendment to the Companys
                                 1997 Employee Share Purchase Plan.                          For       For
            7                    To approve the authorization for the
                                 Directors of the Company to allot and
                                 issue ordinary shares.                                      For       For
            8                    To approve the authorization for the
                                 Company to provide cash compensation
                                 to its Directors.                                           For       For
            9                    To approve the authorization of the
                                 proposed renewal of the share mandate
                                 relating to acquisitions by Company
                                 of its own issued ordinary shares.                          For       For
10-28-2003  FIRST DATA CORPORATION                                         319963104[FDC]                        09-08-2003  32000
            1                    To approve the issuance of shares of
                                 First Data common stock as contemplated
                                 by the Agreement and Plan of Merger,
                                 dated as of April 1, 2003, among First
                                 Data Corporation, Monaco Subsidiary
                                 Corporation, a wholly owned subsidiary
                                 of First Data Corporation, and Concord
                                 EFS, Inc.                                                   For       For
10-30-2003  AFFILIATED COMPUTER SERVICES, INC.                             008190100[AFA]                        09-19-2003   5000
            1                    Election of Directors                                       For       For
            2                    To approve the performance-based
                                 incentive compensation for the
                                 Corporations
                                 executive officers.                                         For       For
            3                    To ratify the appointment of
                                 PricewaterhouseCoopers LLP as the
                                 Corporations independent auditors for
                                 fiscal year 2004.                                           For       For
11-05-2003  CARDINAL HEALTH, INC.                                          14149Y108[CAH]                        09-08-2003  10000
            1                    Election of Directors                                       For       For
11-07-2003  SYSCO CORPORATION                                              871829107[SYY]                        09-09-2003  14000
            1                    Election of Directors                                       For       For
            2                    Approval of Amendment to Restated
                                 Certificate of Incorporation to increase
                                 the number of shares of Common Stock
                                 that SYSCO will have the authority to
                                 issue to two billion (2,000,000,000).
            3                    Approval of the 2003 Stock Incentive Plan.                  For       For
                                 the Board review the Companys policies
                                 for food products containing genetically
                                 engineered ingredients and report to
                                 shareholders by March 2004.                                 Against   Against
11-11-2003  CISCO SYSTEMS, INC.                                            17275R102[CSCO]                       09-12-2003  35000
            1                    Election of Directors                                       For       For
            2                    To approve an amendment and restatement
                                 of the Employee Stock Purchase Plan,
                                 including an increase of 100,000,000
                                 shares authorized for issuance under
                                 the plan and a 5-year extension of the
                                 plan, as more fully set forth in the
                                 accompanying proxy statement.                               For       For
            3                    To ratify the appointment of
                                 PricewaterhouseCoopers LLP as Ciscos
                                 independent auditors for the fiscal
                                 year ending July 31, 2004.                                  For       For
            4                    Proposal submitted by a shareholder
                                 that the Board prepare a report each
                                 fiscal year on Cisco hardware and
                                 software provided to government
                                 agencies and state-owned communications
                                 or information technology entities in
                                 any country, as more fully set forth
                                 in the accompanying proxy statement.                        Against   Against
            5                    Proposal submitted by shareholders that
                                 the Board Compensation Committee prepare
                                 and make available by January 1, 2004,
                                 a report comparing total compensation
                                 of the Companys top executives and its
                                 lowest paid workers in the U.S. and
                                 abroad as of specific dates, as more
                                 fully set forth in the accompanying
                                 proxy statement.                                            Against   Against
11-11-2003  MICROSOFT CORPORATION                                          594918104[MSFT]                       09-12-2003  20000
            1                    Election of Directors                                       For       For
            2                    Adoption of the Amendments to the
                                 2001 Stock Plan                                             For       For
            3                    Adoption of the Amendments to the
                                 1999 Stock Option Plan for Non-Employee
                                 Directors                                                   For       For
            4                    Shareholder Proposal                                        Against   Against
11-20-2003  CORINTHIAN COLLEGES, INC.                                      218868107[COCO]                       10-01-2003  10000
            1                    Election of Directors                                       For       For
            2                    Approval of the proposed amendment
                                 and restatement of the Companys
                                 Certificate of Incorporation.                               For       For
            3                    Approval of the Companys 2003
                                 Performance Award Plan.                                     For       For
            4                    Ratification of Ernst & Young LLP as
                                 the Companys independent auditors for
                                 the fiscal year ending June 30, 2004.                       For       For
12-11-2003  AUTOZONE, INC.                                                 053332102[AZO]                        10-14-2003  10000
            1                    Election of Directors                                       For       For
            2                    Ratification of independent auditors.                       For       For
12-18-2003  APACHE CORPORATION                                             037411105[APA]                        10-29-2003   4000
            1                    Amendment of Restated Certificate of
                                 Incorporation to increase the Number
                                 of Authorized Shares of the Companys
                                 Common Stock from 215,0000,000 Shares
                                 to 430,000,00 Shares                                        For       For

                                   SIGNATURES

        Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                        Stratus Fund, Inc.



                                        /s/ Jeff Jewell
                                        -----------------------------
                                        Vice President and
                                        Chief Financial Officer
8/20/04